Consolidated Statement of Stockholders' Deficit - USD ($)	Common Shares	Additional Paid-In Capital	Common Stock Subscribed	Accumulated Deficit	Total
Beginning balance, shares at Dec. 31, 2012	103,660,905
Beginning balance, amount at Dec. 31, 2012	$ 17,646,580	$ 4,965,842	$ 61,745	$ (22,850,201)	$ (176,304)
Issuance of common shares for cash, shares	6,500,000
Issuance of common shares for cash, amount	$ 65,000				65,000
Issuance of common shares for settlement of related party payable, shares	5,200,000
Issuance of common shares for settlement of related party payable, amount	$ 52,000				52,000
Issuance of common shares on conversion of debt, shares	6,378,209
Issuance of common shares on conversion of debt, amount	$ 228,727				228,727
Common stock subscribed, shares	675,000
Common stock subscribed, amount	$ 11,475		11,475
Net loss for the year				(523,784)	(523,784)
Ending balance, shares at Dec. 31, 2013	122,414,114
Ending balance, amount at Dec. 31, 2013	$ 18,003,782	4,965,842	50,000	(23,373,985)	(354,361)
Issuance of common shares for cash, shares	69,000,000
Issuance of common shares for cash, amount	$ 100,000				100,000
Issuance of common shares for services, shares	2,000,000
Issuance of common shares for services, amount	$ 88,190				88,190
Issuance of common shares on conversion of debt, shares	18,427,675
Issuance of common shares on conversion of debt, amount	$ 683,856				683,856
Net loss for the year				(808,710)	(808,710)
Ending balance, shares at Dec. 31, 2014	211,841,789
Ending balance, amount at Dec. 31, 2014	$ 18,875,828	4,965,842	50,000	(24,182,695)	(291,025)
Issuance of common shares for cash, shares	15,000,000
Issuance of common shares for cash, amount	$ 150,000				150,000
Share issuance costs			(10,000)		(10,000)
Issuance of common shares for services, shares	500,000
Issuance of common shares for services, amount	$ 5,900				5,900
Issuance of common shares on conversion of debt, shares	23,944,123
Issuance of common shares on conversion of debt, amount	$ 442,282				442,282
Common stock subscribed, amount			150,000		150,000
Net loss for the year				(716,943)	(716,943)
Ending balance, shares at Dec. 31, 2015	251,285,912
Ending balance, amount at Dec. 31, 2015	$ 19,474,010	$ 4,965,842	$ 190,000	$ (24,899,638)	$ (269,786)